Pension, Savings, and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Actuarial Assumptions Used
The actuarial assumptions used in the defined benefit pension plans and other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2018	2017	2016	2018	2017	2016
Discount rate
Qualified pension	4.43%	3.76%	4.39%	3.75%	4.37%	4.69%
Nonqualified pension	4.26%	3.59%	4.07%	3.59%	4.07%	4.34%
Other nonqualified pension	3.83%	3.19%	3.39%	3.19%	3.39%	3.57%
Postretirement benefits	4.03% - 4.56%	3.37% - 3.87%	3.67% - 4.57%	3.35% - 3.87%	3.68% - 4.57%	3.84% - 4.87%
Expected long-term rate of return
Qualified pension/ postretirement benefits	N/A	N/A	N/A	4.20%	4.50%	6.00%
Postretirement benefit (retirees post January 1, 1993)	N/A	N/A	N/A	5.95%	6.00%	6.15%
Postretirement benefit (retirees prior to January 1, 1993)	N/A	N/A	N/A	2.15%	2.15%	2.10%

Schedule of Projected Benefit Obligation and Interest Credit Rates
FHN has one pension plan where participants' benefits are affected by interest crediting rates. The plan's projected benefit obligation as of December 31, 2018, 2017 and 2016 and interest crediting rates for the respective years are:

(Dollars in thousands)	2018	2017	2016
Projected benefit obligation	$16,947	$19,115	$22,196
Interest crediting rate	10.12%	9.28%	10.16%

Schedule of Components of Net Periodic Benefit Cost
The amounts reclassified are presented in the table below.

	Fiscal Years Ended December 31
(Dollars in thousands)	2017	2016

Net periodic benefit cost/(credit) reclassified	$1,946	$(843)
The components of net periodic benefit cost for the plan years 2018, 2017 and 2016 are as follows:

(Dollars in thousands)	Total Pension Benefits			Other Benefits
	2018	2017	2016	2018	2017	2016
Components of net periodic benefit cost
Service cost	$41	$37	$39	$133	$107	$110
Interest cost	27,877	29,380	31,216	1,309	1,305	1,292
Expected return on plan assets	(32,897)	(36,015)	(39,123)	(1,074)	(947)	(913)
Amortization of unrecognized:
Prior service cost/(credit)	—	52	196	—	95	170
Actuarial (gain)/loss	12,102	9,521	8,141	(387)	(567)	(810)
Net periodic benefit cost	7,123	2,975	469	(19)	(7)	(151)
ASC 715 settlement expense	—	43	—	99	—	—
Total periodic benefit costs	$7,123	$3,018	$469	$80	$(7)	$(151)

Schedule of Plan's Benefit Obligations and Plan Assets
The following tables set forth the plans’ benefit obligations and plan assets for 2018 and 2017:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation, beginning of year	$840,884	$804,542	$39,562	$35,403
Service cost	41	37	133	107
Interest cost	27,877	29,380	1,309	1,305
Actuarial (gain)/loss (a)	(68,724)	63,876	(3,648)	3,733
Actual benefits paid (b)	(34,769)	(56,951)	(2,182)	(986)
Benefit obligation, end of year	$765,309	$840,884	$35,174	$39,562
Change in plan assets
Fair value of plan assets, beginning of year	$811,244	$778,872	$18,753	$16,717
Actual return on plan assets	(49,470)	84,534	(928)	2,458
Employer contributions	3,948	4,789	1,789	564
Actual benefits paid – settlement payments	—	—	(2,182)	(986)
Actual benefits paid – other payments	(34,769)	(56,951)	—	—
Fair value of plan assets, end of year	$730,953	$811,244	$17,432	$18,753
Funded (unfunded) status of the plans	$(34,356)	$(29,640)	$(17,742)	$(20,809)
Amounts recognized in the Statements of Condition
Other assets	$1,911	$11,238	$14,356	$15,254
Other liabilities	(36,267)	(40,878)	(32,098)	(36,063)
Net asset/(liability) at end of year	$(34,356)	$(29,640)	$(17,742)	$(20,809)

(a)	Variances in the actuarial (gain)/loss are due to normal activity such as changes in discount rates, updates to participant demographic information and revisions to life expectancy assumptions.

(b)	2017 amounts are higher due to the settlements of certain terminated, vested participants in the qualified pension plan that occurred during the year.

Schedule of Funded Status for Pension and Post Retirement Plans
The projected benefit obligation for unfunded plans are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands	2018	2017	2018	2017
Projected benefit obligation	$36,267	$40,878	$32,098	$36,063

Schedule of Defined Benefit Plan Balances Reflected in AOCI on Pre-tax Basis
Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2018 and 2017 consist of:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2018	2017	2018	2017
Amounts recognized in accumulated other comprehensive income
Prior service cost/(credit)	$—	$—	$—	$—
Net actuarial (gain)/loss	387,058	385,517	(6,451)	(5,093)
Total	$387,058	$385,517	$(6,451)	$(5,093)

Schedule of Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income on Pre-tax Basis
The pre-tax amounts recognized in other comprehensive income during 2018 and 2017 were as follows:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2018	2017	2018	2017
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$13,643	$15,357	$(1,646)	$2,222
Items amortized during the measurement period:
Prior service credit/(cost)	—	(52)	—	(95)
Net actuarial gain/(loss)	(12,102)	(9,521)	288	567
Total recognized in other comprehensive income	$1,541	$5,784	$(1,358)	$2,694

Schedule of Expected Benefit Payments
The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate:

(Dollars in thousands)	Pension Benefits	Other Benefits
2019	$38,642	$1,663
2020	40,904	1,717
2021	42,708	1,775
2022	43,480	1,836
2023	44,781	1,900
2024-2028	238,274	10,344

Schedule of Fair Value of Pension Plan Assets
The fair value of FHN’s pension plan assets at December 31, 2018 and 2017, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 24 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

(Dollars in thousands)	December 31, 2018
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$13,855	$—	$—	$13,855
Fixed income securities:
U.S. treasuries	—	28,626	—	28,626
Corporate, municipal and foreign bonds	—	688,472	—	688,472
Total	$13,855	$717,098	$—	$730,953

(Dollars in thousands)	December 31, 2017
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$21,152	$—	$—	$21,152
Fixed income securities:
U.S. treasuries	—	27,173	—	27,173
Corporate, municipal and foreign bonds	—	762,919	—	762,919
Total	$21,152	$790,092	$—	$811,244

Schedule of Fair Value of Retiree Medical Plan Assets
The fair value of FHN’s retiree medical plan assets at December 31, 2018 and 2017 by asset category are as follows:

(Dollars in thousands)	December 31, 2018
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$207	$—	$—	$207
Mutual funds:
Equity mutual funds	10,387	—	—	10,387
Fixed income mutual funds	6,838	—	—	6,838
Total	$17,432	$—	$—	$17,432

(Dollars in thousands)	December 31, 2017
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$364	$—	$—	$364
Mutual funds:
Equity mutual funds	11,402	—	—	11,402
Fixed income mutual funds	6,987	—	—	6,987
Total	$18,753	$—	$—	$18,753